Line of Credit (Details) - USD ($)		6 Months Ended
	Dec. 19, 2025	Jun. 30, 2026
Line of Credit [Line Items]
Line of credit interest rate description	prime rate plus 1.25%, but not less than 4.5%	prime rate plus 1.5%, but not less than 6.5%
Line of Credit [Member]
Line of Credit [Line Items]
Line of credit	$ 5,000,000	$ 2,800,000